Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		$ 1,487,013	$ 1,426,489	$ 1,418,140
Total long lived assets		48,025	58,878
Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		1,485,694	1,422,445	1,409,414
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		5,068	6,198
United Kingdom | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		52,263	46,037	63,424
United States of America
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		11,416	16,479
United States of America | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		683,338	631,570	641,585
Germany | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		127,119	146,670	115,093
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets	[1]	4,962	4,702
All Other Countries | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	[2]	622,974	598,168	$ 589,312
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		6,455	6,898
Bulgaria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		11,442	13,847
Austria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		$ 8,682	$ 10,754

[1]	No single country included in the All other countries category generated more than 10% of total long lived assets.
[2]	No single country included in the “All other countries” category generated more than 10% of revenues.